OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

August 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Oppenheimer Master International Value Fund, LLC
Amendment No.13 under the Investment Company Act
File No. 811-22186

To the Securities and Exchange Commission:

On behalf of Oppenheimer Master International Value Fund, LLC (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), which amendment constitutes Amendment No. 13 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is intended to become effective on August 26, 2016.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Very truly yours,

/s/ John G. Kiernan
John G. Kiernan
Vice President and Associate Counsel

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond